Notes to Cash Flows (Tables)	12 Months Ended
Dec. 31, 2021
Cash Flows Explanatory Notes [Abstract]
Summary of Changes in Liabilities Arising from Financing Activities
The table below shows the changes in liabilities arising from financing activities. The changes in equity arising from financing activities are set out in the Consolidated Statement of Changes in Equity.

												Group
						2021						2020
	Balance sheet line item						Balance sheet line item
	Debt securities in issue	Subordinated liabilities	Other equity instruments	Lease liabilities	Dividends paid	Total	Debt securities in issue	Subordinated liabilities	Other equity instruments	Lease liabilities	Dividends paid	Total(1)

	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	35,566	2,556	2,191	97	—	40,410	41,129	3,528	2,191	137	—	46,985
Proceeds from issue of debt securities	2,872	—	—	—	—	2,872	5,602	—	—	—	—	5,602
Repayment of debt securities	(11,910)	—	—	—	—	(11,910)	(11,378)	—	—	—	—	(11,378)
Repayment of subordinated liabilities	—	(4)	—	—	—	(4)	—	(659)	—	—	—	(659)
Issue of other equity instruments	—	—	450	—	—	450	—	—	—	—	—	—
Repurchase of other equity instruments	—	—	(500)	—	—	(500)	—	—	—	—	—	—
Payment of lease liability	—	—	—	(25)	—	(25)	—	—	—	(45)	—	(45)
Dividends paid	—	—	—	—	(1,494)	(1,494)	—	—	—	—	(292)	(292)
Liability-related other changes	(447)	(4)	—	60	—	(391)	(250)	(10)	—	5	—	(255)
Non-cash changes:
–Unrealised foreign exchange	(806)	6	—	—	—	(800)	376	22	—	—	—	398
–Other changes	245	(326)	50	—	1,494	1,463	87	(325)	—	—	292	54
At 31 December	25,520	2,228	2,191	132	—	30,071	35,566	2,556	2,191	97	—	40,410
(1) Restated for 2020 to include changes in liabilities arising from financing activities relating to lease liabilities.